UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3749

                          Scudder State Tax Free Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Massachusetts Tax-Free Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     Principal
                                                                                                     Amount ($)    Value ($)
                                                                                               -----------------------------

Municipal Bonds and Notes 88.7%
Massachusetts 85.2%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)                                   1,765,000        1,968,028
Boston, MA, Industrial Development Financing Authority Revenue,
Crosstown Center Project, AMT:
6.5%, 9/1/2035                                                                                   2,000,000        2,022,740
8.0%, 9/1/2035                                                                                   1,000,000        1,003,360
Boston, MA, Project Revenue, Convention Center Act 1997,
Series A, 5.0%, 5/1/2015 (a)                                                                     2,730,000        2,974,335
Boston, MA, Senior Care Revenue, Industrial Development
Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008                             1,020,000        1,030,659
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017                                          1,210,000        1,465,431
Groton-Dunstable, MA, School District General Obligation,
Regional School District, 5.0%, 10/15/2015 (a)                                                   1,920,000        2,120,179
Holyoke, MA, Electric Revenue, Gas & Electric Department,
Series A, 5.375%, 12/1/2016 (a)                                                                  1,260,000        1,411,855
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012                                                                                   1,735,000        1,963,708
5.5%, 9/1/2014                                                                                   1,735,000        1,966,605
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)                                           2,325,000        2,535,808
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011                        2,000,000        2,253,840
Massachusetts, Airport Revenue, Special Facilities, USAir Project, AMT,
Series A, 5.5%, 9/1/2006 (a)                                                                       640,000          663,590
Massachusetts, Airport Revenue, USAir Private Jet, AMT,
Series A, 5.75%, 9/1/2016 (a)                                                                    1,000,000        1,034,800
Massachusetts, Bay Transportation Authority Mass Revenue Assessment,
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2021                                                                        2,000,000        2,272,420
Series A, 5.75%, 7/1/2011                                                                          355,000          396,542
Series A, 5.75%, 7/1/2015                                                                          535,000          595,123
Series B, 6.2%, 3/1/2016                                                                         3,100,000        3,705,864
Massachusetts, Bay Transportation Authority,
Certificate of Participation, 7.75%, 1/15/2006                                                     200,000          205,116
Massachusetts, Bay Transportation Authority, General Transportation System,
Series A, Prerefunded, 5.25%, 3/1/2018 (a)                                                       6,870,000        7,441,653
Massachusetts, Bay Transportation Authority, Sales Tax Revenue,
Series A, 5.25%, 7/1/2021                                                                        5,000,000        5,788,200
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013                     1,500,000        1,733,625
Massachusetts, Health & Educational Facilities Authority, Boston College,
Series N, 5.25%, 6/1/2017                                                                        7,225,000        7,958,771
Massachusetts, Health & Educational Facilities Authority, Simmons College,
Series F, 5.0%, 10/1/2019 (a)                                                                    1,230,000        1,340,934
Massachusetts, Higher Education Revenue, Building Authority,
University of Massachusetts:
6.625%, 5/1/2010                                                                                 2,575,000        2,975,232
6.75%, 5/1/2011                                                                                  2,745,000        3,249,449
6.875%, 5/1/2014                                                                                 1,300,000        1,601,197
Massachusetts, Higher Education Revenue, Development Finance Agency,
Prerefunded, 5.75%, 7/1/2012                                                                       500,000          567,120
Massachusetts, Higher Education Revenue, Development Finance Agency,
Smith College, Prerefunded, 5.75%, 7/1/2015                                                      1,265,000        1,434,813
Massachusetts, Higher Education Revenue, Development Finance Agency,
WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)                                                                   1,200,000        1,339,788
Series A, 5.375%, 1/1/2016 (a)                                                                   1,200,000        1,338,312
Series A, 5.375%, 1/1/2017 (a)                                                                   1,200,000        1,336,824
Massachusetts, Higher Education Revenue, Health & Educational Facilities
Authority, Massachusetts Institute of Technology,
Series K, 5.375%, 7/1/2017                                                                       5,500,000        6,459,365
Massachusetts, Higher Education Revenue, Health & Educational Facilities
Authority, Harvard University, Series Z, 5.75%, 1/15/2013                                        3,000,000        3,485,610
Massachusetts, Higher Education Revenue, Health & Educational Facilities
Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (a)                                  500,000          553,850
Massachusetts, Higher Education Revenue, Health & Educational Facilities
Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)                            1,645,000        1,872,898
Massachusetts, Higher Education Revenue, Industrial Finance Agency,
Babson College, Series A, 5.375%, 10/1/2017                                                      1,700,000        1,784,643
Massachusetts, Higher Education Revenue, Industrial Finance Agency,
Belmont Hill School:
5.15%, 9/1/2013                                                                                  1,000,000        1,050,150
5.625%, 9/1/2020                                                                                 1,265,000        1,331,868
Massachusetts, Higher Education Revenue, Industrial Finance Agency,
Dana Hall School Issue, 5.7%, 7/1/2013                                                           1,000,000        1,073,900
Massachusetts, Higher Education Revenue, Industrial Finance Agency,
The Tabor Academy, 5.4%, 12/1/2018                                                               1,000,000        1,045,210
Massachusetts, Higher Education Revenue, Industrial Finance Agency,
Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)                                           2,100,000        2,232,237
Massachusetts, Higher Education Revenue, Western New England College,
5.75%, 7/1/2012 (a)                                                                              1,110,000        1,263,269
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027                                                                         3,000,000        3,237,930
Series F, 5.75%, 7/1/2033                                                                        2,000,000        2,153,100
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Berkshire Health System:
Series C, 5.9%, 10/1/2011                                                                          600,000          605,670
Series E, 6.25%, 10/1/2031                                                                       2,000,000        2,149,220
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015                              4,000,000        4,630,560
Massachusetts, Hospital & Healthcare Revenue,
Health & Educational Facilities Authority, Massachusetts General,
Hospital, Series F, 6.25%, 7/1/2012 (a)                                                          5,000,000        5,573,650
Massachusetts, Hospital & Healthcare Revenue, Health &
Educational Facilities Authority, Medical, Academic & Scientific,
Series B, 6.5%, 1/1/2009                                                                         5,000,000        5,114,550
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013                                                                       1,750,000        1,838,393
Series D, 6.35%, 7/15/2032                                                                       3,250,000        3,495,147
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)                                                                  4,875,000        5,368,009
Series H, 5.375%, 5/15/2019 (a)                                                                  1,800,000        1,982,034
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018                             730,000          737,293
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032                                 3,000,000        3,308,070
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030                             2,000,000        2,316,440
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance Agency,
East Boston Neighborhood Project:
7.25%, 7/1/2006                                                                                    135,000          134,974
7.625%, 7/1/2026                                                                                 2,750,000        2,771,423
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System,
Series C, 5.75%, 7/1/2032                                                                        8,000,000        8,932,880
Massachusetts, Industrial Development Revenue, Development Finance Agency,
Series A, 7.1%, 7/1/2032                                                                         3,915,000        4,001,991
Massachusetts, Port Authority, Tax-Exempt Receipts, ETM, 13.0%, 7/1/2013                           355,000          501,395
Massachusetts, Project Revenue, Health & Educational Facilities Authority,
Jordan Hospital, Series E, 6.75%, 10/1/2033                                                      5,000,000        5,565,600
Massachusetts, Sales & Special Tax Revenue, Bay Transportation Authority:
Series A, 5.25%, 7/1/2021                                                                        5,000,000        5,563,900
Series A, 5.25%, 7/1/2023                                                                        3,000,000        3,370,080
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014                                                                9,000,000        6,229,530
Series A, 5.5%, 12/15/2013                                                                       5,000,000        5,725,800
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012                                                                      7,050,000        7,896,846
5.5%, 6/15/2014                                                                                  7,000,000        7,594,650
Massachusetts, School District General Obligation, Development
Finance Agency, 5.375%, 9/1/2023                                                                 1,175,000        1,265,675
Massachusetts, Senior Care Revenue, Industrial Finance Agency,
Assisted Living Facilities, TNG Marina Bay LLC Project,
AMT, 7.5%, 12/1/2027                                                                               950,000        1,002,639
Massachusetts, Senior Care Revenue, Industrial Finance Agency,
First Mortgage, Evanswood Bethzatha, Series A, 144A, 7.875%, 1/15/2020 **                        1,000,000            1,250
Massachusetts, Special Obligation Consolidated Loan,
Series A, 5.5%, 6/1/2016 (a)                                                                     2,600,000        3,031,184
Massachusetts, Special Obligation Dedicated Tax Revenue,
5.25%, 1/1/2021 (a)                                                                              5,000,000        5,609,400
Massachusetts, Special Obligation Revenue, Series A,
5.375%, 6/1/2019 (a)                                                                            10,000,000       11,177,000
Massachusetts, State Development Finance Agency Revenue,
Biomedical Research:
Series C, 6.25%, 8/1/2013                                                                        2,180,000        2,437,022
Series C, 6.375%, 8/1/2014                                                                       1,000,000        1,120,970
Massachusetts, State Development Finance Agency, Resource
Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)                                                 4,000,000        4,459,440
Massachusetts, State General Obligation:
Series A, 5.0%, 3/1/2024 (a)                                                                     7,500,000        8,124,300
5.25%, 7/1/2020                                                                                  6,270,000        7,251,631
Series D, 5.5%, 11/1/2016                                                                          500,000          583,445
Series D, 5.5%, 11/1/2019                                                                        4,325,000        5,102,722
Massachusetts, State General Obligation, Consolidated Loan:
Series E, Prerefunded, 5.25%, 1/1/2021 (a)                                                         705,000          784,559
Series D, 5.5%, 11/1/2014 (a)                                                                    4,990,000        5,766,694
Series D, 5.5%, 11/1/2019 (a)                                                                    2,500,000        2,958,675
Massachusetts, State Health & Educational Facilities Authority Revenue,
Capital Asset Program, Series C, 2.29%*, 7/1/2010  (a)                                             700,000          700,000
Massachusetts, State Industrial Finance Agency, Solid Waste Disposal Revenue,
Peabody Monofill Association, Inc., Project, 144A, 9.0%, 9/1/2005 (b)                              695,000          696,168
Massachusetts, State Port Authority Revenue, Series C, 5.0%, 7/1/2016 (a)                        5,000,000        5,541,500
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust,
Series 2, 5.7%, 2/1/2015                                                                            35,000           35,776
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust,
MWRA Program, Series A, 6.0%, 8/1/2019                                                           4,000,000        4,945,440
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Prerefunded, Series 7, 5.25%, 2/1/2014                                                           1,295,000        1,434,070
Series 7, 5.25%, 2/1/2014                                                                        3,705,000        4,096,878
Prerefunded, Series 6, 5.625%, 8/1/2015                                                          4,590,000        5,187,251
Series 6, 5.625%, 8/1/2015                                                                         120,000          134,007
Massachusetts, State Water Pollution Abatement Trust, MWRA Program,
Series A, 6.0%, 8/1/2018                                                                         2,000,000        2,460,800
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2023 (a)                                                                    10,000,000       10,945,600
Series D, 5.5%, 8/1/2011 (a)                                                                     6,675,000        7,516,918
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)                       4,500,000        5,007,825
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc.,
Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015                                                       750,000          463,418
Series B, Prerefunded, Zero Coupon, 7/1/2016                                                     1,025,000          592,593
Series B, Prerefunded, Zero Coupon, 7/1/2017                                                     1,000,000          540,590
Series A, ETM, 5.3%, 7/1/2009                                                                      705,000          768,090
Series A, Prerefunded, 5.4%, 7/1/2010                                                            1,000,000        1,111,060
Series A, Prerefunded, 6.0%, 7/1/2012                                                              250,000          283,392
Series A, Prerefunded, 6.0%, 7/1/2014                                                              250,000          283,393
Massachusetts, University Massachusetts Building Authority Project Revenue,
Series 04-1, 5.25%, 11/1/2022 (a)                                                                2,000,000        2,208,660
Massachusetts, Water & Sewer Revenue, Water Authority Resource,
Series J, 5.5%, 8/1/2021 (a)                                                                    10,000,000       11,878,300
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program,
New Bedford Program, Series A, 5.25%, 2/1/2013                                                   1,000,000        1,122,760
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program,
Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015                                               5,000,000        5,774,650
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015                                                                       4,030,000        4,550,998
Series C, 5.25%, 12/1/2015 (a)                                                                   6,050,000        6,852,291
Series A, 5.5%, 8/1/2013 (a)                                                                     1,445,000        1,656,823
Series A, 6.0%, 8/1/2012 (a)                                                                     2,485,000        2,836,801
Series A, 6.0%, 8/1/2013 (a)                                                                     1,000,000        1,141,570
Series A, 6.0%, 8/1/2014 (a)                                                                     1,400,000        1,598,198
Series A, 6.5%, 7/15/2019                                                                        3,110,000        3,837,087
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)                                   2,085,000        2,293,562
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)                                                                             1,525,000        1,666,977
5.25%, 1/15/2018 (a)                                                                             1,515,000        1,656,047
5.25%, 1/15/2019 (a)                                                                             1,470,000        1,609,474
Narragansett, MA, School District General Obligation,
Regional School District, 6.5%, 6/1/2012 (a)                                                     1,145,000        1,326,391
Northampton, MA, Other General Obligation Lease, 5.5%, 6/15/2013 (a)                             1,080,000        1,211,728
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)                              1,490,000        1,675,371
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)                                                                            1,900,000        2,156,557
5.75%, 10/15/2016 (a)                                                                            1,725,000        1,953,407
Route 3 North, Transportation/Tolls Revenue,
Transportation Improvement Association:
5.75%, 6/15/2012 (a)                                                                             1,105,000        1,233,390
5.75%, 6/15/2013 (a)                                                                             2,500,000        2,790,475
5.75%, 6/15/2016 (a)                                                                             4,910,000        5,459,576
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)                              1,000,000        1,108,810
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)                                                                               1,505,000        1,698,949
5.5%, 8/1/2016 (a)                                                                               1,685,000        1,901,152
Springfield, MA, Other General Obligation, Municipal Purpose Loan,
6.0%, 10/1/2014 (a)                                                                              1,955,000        2,192,572
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)                          1,250,000        1,398,550
Tantasqua, MA, School District General Obligation,
Regional School District:
5.625%, 8/15/2012 (a)                                                                            2,580,000        2,893,057
5.625%, 8/15/2013 (a)                                                                            2,575,000        2,887,451
5.625%, 8/15/2014 (a)                                                                            2,575,000        2,897,853
University of Massachusetts, Higher Education Revenue,
University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)                                                                    1,185,000        1,313,075
Series 2, 5.5%, 11/1/2016 (a)                                                                    1,250,000        1,384,450
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)                                  1,170,000        1,362,453
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)                               1,150,000        1,254,857
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)                  1,140,000        1,277,929
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)                       1,285,000        1,440,190
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)                                     705,000          797,256
Worcester, MA, State General Obligation:
5.625%, 8/15/2012 (a)                                                                            2,560,000        2,895,002
5.625%, 8/15/2013 (a)                                                                            2,625,000        2,968,507
                                                                                                               ------------
                                                                                                                406,232,637

Puerto Rico 3.5%
Puerto Rico, Children's Trust Fund, Tobacco Settlement Revenue,
5.5%, 5/15/2039                                                                                  5,000,000        5,137,750
Puerto Rico, Commonwealth Highway & Transportation Authority,
Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014                                                      1,855,000        2,253,231
Series Y, 6.25%, 7/1/2014                                                                          145,000          173,216
Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a)                              5,000,000        5,977,200
Puerto Rico, State General Obligation, Highway and
Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)                                           2,500,000        2,929,275
                                                                                                               ------------
                                                                                                                 16,470,672

Total Municipal Bonds and Notes (Cost $387,829,384)                                                             422,703,309
                                                                                                               ------------
Municipal Inverse Floating Rate Notes 10.8%
Massachusetts 10.5%
Massachusetts, Airport Revenue, Port Authority, Inverse Floater, AMT,
144A, 14.79%, 1/1/2016 (a)                                                                       2,500,000        3,179,375
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply,
Inverse Floater, Series 674, 144A, 13.87%, 7/1/2016 (a)                                          5,397,500        7,736,399
Massachusetts, Higher Education Revenue, Building Authority,
University of Massachusetts, Series 1, 55.825%, 1/102013                                           500,000        1,444,500
Massachusetts, Port Authority Revenue, Rites-PA 592A, Inverse Floater, AMT,
144A, 8.475%, 7/1/2011 (a)                                                                       4,195,000        4,881,512
Massachusetts, Port Authority Revenue, Rites-PA 592B, Inverse Floater, AMT,
144A, 8.475%, 7/1/2012 (a)                                                                         805,000          936,738
Massachusetts, Port Authority Revenue, Rites-PA 598A, Inverse Floater, AMT,
144A, 9.617%, 7/1/2013                                                                             930,000        1,133,317
Massachusetts, Port Authority Revenue, Rites-PA 598B, Inverse Floater, AMT,
144A, 9.617%, 7/1/2014                                                                             995,000        1,212,527
Massachusetts, Port Authority Revenue, Rites-PA 598C, Inverse Floater, AMT,
144A, 9.617%, 7/1/2015                                                                           1,065,000        1,297,830
Massachusetts, Port Authority Revenue, Rites-PA 598D, Inverse Floater, AMT,
144A, 9.867%, 7/1/2016                                                                             925,000        1,138,370
Massachusetts, Port Authority Revenue, Rites-PA 598E, Inverse Floater, AMT,
144A, 9.867%, 7/1/2017                                                                             775,000          950,351
Massachusetts, Port Authority Revenue, Rites-PA 598F, Inverse Floater, AMT,
144A, 8.367%, 7/1/2018                                                                           1,310,000        1,503,041
Massachusetts, Security Trust Certificates, Series 7002B, Inverse Floater,
144A, 8.24%, 6/1/2020 (a)                                                                        5,000,000        6,177,000
Massachusetts, State Development Finance Agency, Resource
Recovery Revenue, Series 563, Inverse Floater, 144A, 8.72%, 1/1/2016 (a)                         2,500,000        3,075,150
Massachusetts, State General Obligation, Rites-PA 1281,
Inverse Floater, 7.47%, 11/1/2024 (a)                                                            5,000,000        6,049,150
Massachusetts, State Water Resources Authority, Series 799,
Inverse Floater, 54.935%, 2/1/2015 (a)                                                             500,000        1,475,800
Massachusetts, Water & Sewer Resources Authority,
Series 252, 7.44%, 8/1/2021 (a)                                                                  6,585,000        7,924,521
                                                                                                               ------------
                                                                                                                 50,115,581

Puerto Rico 0.3%
Puerto Rico, Electric Power Authority Revenue, Series 866, Inverse Floater,
23.074%, 1/1/2013 (a)                                                                            1,350,000        1,636,726
                                                                                                               ------------

Total Municipal Inverse Floating Rate Notes (Cost $44,675,634)                                                   51,752,307
                                                                                                               ------------

                                                                                                      % of
                                                                                                    Net Assets     Value ($)
                                                                                                    ----------     ---------

Total Investment Portfolio  (Cost $432,505,018)                                                       99.5      474,455,616
Other Assets and Liabilities, Net                                                                      0.5        2,258,726
                                                                                                               ------------
Net Assets                                                                                           100.0      476,714,342
                                                                                                               ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These are often payable on demand and are shown at their current rate as of June 30, 2005.

** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.

The following table represents bonds that are in default.


                                               Maturity            Principal                 Acquisition
Security                          Coupon         Date             Amount ($)                     Cost ($)         Value ($)
---------------------------------------------------------------------------------------------------------------------------
Massachusetts, Senior
Care Revenue, Industrial
Finance Agency, First
Mortgage, Evanswood
Bethzatha                          7.875          1/15/2020           1,000,000                  475,632             1,250
---------------------------------------------------------------------------------------------------------------------------


(a) Bond is insured by one of these companies:

                                                                                    As of % of Total
Insurance Coverage                                                                Investment Portfolio
---------------------------------------------------------------------------------------------------------
Ambac Financial Group                                                                       7.1
---------------------------------------------------------------------------------------------------------
Financial Guaranty Insurance Company                                                        18.0
---------------------------------------------------------------------------------------------------------
Financial Security Assurance Inc.                                                           11.7
---------------------------------------------------------------------------------------------------------
MBIA Corporation                                                                            16.5
---------------------------------------------------------------------------------------------------------

(b) The fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities in uncertain and there may be changes in the estimated value of these securities.


Schedule of Restricted Securities

---------------------------------------------------------------------------------------------------------------------------
                                               Acquisition          Acquisition                            Value as % of
Securities                                       Date               Cost ($)             Value ($)          Net Assets
---------------------------------------------------------------------------------------------------------------------------
Massachusetts, Resource
Recovery Revenue, Industrial
Finance Agency, Solid Waste
Disposal, Peabody Monofill
Association, Inc., 9.0%                        December
9/1/2005                                         1994                   695,000                  696,168              0.15
---------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      696,168              0.15
---------------------------------------------------------------------------------------------------------------------------

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2005. open interest rate swaps were as follows:

Effective/                                                 Cash Flows               Net Unrealized
Expiration           Notional         Cash Flows Paid      Received by the          Appreciation/
   Date             Amount ($)          by the Fund           Fund                (Depreciation) ($)
--------------------------------------------------------------------------------------------------
8/23/2005                         a
2/22/2015              8,500,000       Fixed - 4.763%    Floating - LIBOR                (260,950)
--------------------------------------------------------------------------------------------------
8/25/2005                         b
2/25/2015              7,300,000       Fixed - 4.764%    Floating - LIBOR                (225,570)
--------------------------------------------------------------------------------------------------
10/13/2005                        a
4/13/2017             11,500,000       Fixed - 3.954%    Floating - BMA                  (426,650)
--------------------------------------------------------------------------------------------------
11/17/2005                        d
5/17/2017             18,500,000       Fixed - 4.733%    Floating - LIBOR                (442,150)
--------------------------------------------------------------------------------------------------
11/25/2005                        e
5/24/2017              6,600,000       Fixed - 4.609%    Floating - LIBOR                 (85,800)
--------------------------------------------------------------------------------------------------
12/29/2005                        a
6/29/2017             20,100,000       Fixed - 4.457%    Floating - LIBOR                  20,100
--------------------------------------------------------------------------------------------------
3/21/2006                         c
3/21/2022              7,000,000       Fixed - 5.280%    Floating - LIBOR                (525,700)
--------------------------------------------------------------------------------------------------
4/18/2006                         c
4/18/2018              6,800,000       Fixed - 5.089%    Floating - LIBOR                (353,600)
--------------------------------------------------------------------------------------------------
6/30/2006                         b
6/30/2020              6,000,000       Fixed -4.610%     Floating - LIBOR                 (16,800)
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
Total net unrealized depreciation on open interest rate swaps                          (2,317,120)
--------------------------------------------------------------------------------------------------

Counterparties:

a                        Lehman Brothers, Inc.
b                        Goldman Sachs Group, Inc.
c                        JPMorgan Chase Bank
d                        Citibank, NA
e                        Morgan Stanley

BMA:                     Represents the Bond Market Association
LIBOR:                   Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Massachusetts Tax Free Fund, a
                                    series of Scudder State Tax Free Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Massachusetts Tax Free Fund, a
                                    series of Scudder State Tax Free Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005